Loans Payable - A Third Party	6 Months Ended
Jun. 30, 2025
Loans Payable - A Third Party [Abstract]
LOANS PAYABLE - A THIRD PARTY

10. LOANS PAYABLE - A THIRD PARTY

On December 13, 2023, the Company borrowed a loan from Boknap Logistics(HK) Ltd. of RMB 2,833,080 for 18 months with interest rate of 6%. In October 2024, the loan was fully repaid.